CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Accounts payable	$ 1,548,847	$ 623,557
Accounts receivable	215,256
Revenues
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Accounts payable	$ 1,114,265.68
Concentration risk, percentage	5.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Accounts payable	$ 639,676.14
Concentration risk, percentage	3.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	77.00%
Accounts receivable	$ 164,932
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	53.00%	83.00%
Revenues	$ 17,962,176	$ 6,682,019
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Revenues	$ 5,332,834
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
Revenues	$ 4,301,328